Common Stock - Summary of Fair Value of Warrants Issued (Detail) - Series A and Series B Warrants issued in July 2014 Financing [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	1.32%	0.91%	1.33%	1.42%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life	2 years 3 months	3 years 3 months	2 years 6 months	3 years 6 months
Expected volatility	99.83%	84.07%	95.00%	77.00%